UNSECURED BORROWINGS (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Oct. 16, 2017	Oct. 03, 2014
Unsecured Borrowings [Abstract]
Unsecured borrowings, net	$ 618,971	$ 617,664
Unsecured Borrowings [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance	625,000	625,000
Unamortized debt discount and loan costs	(6,029)	(7,336)
Unsecured borrowings, net	618,971	617,664
Accrued interest	16,800	7,700
Unsecured Borrowings [Member] | 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance	$ 325,000	325,000
Notes issued				$ 325,000
Interest rate				6.375%
Maturity date	Oct. 15, 2021
Unsecured Borrowings [Member] | 2024 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance	$ 300,000	$ 300,000
Notes issued			$ 300,000
Interest rate			5.25%
Maturity date	Oct. 15, 2024